ADVANCE FROM CUSTOMERS	12 Months Ended
Sep. 30, 2012
Other Liabilities Disclosure [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 14. ADVANCE FROM CUSTOMERS

Advance from customers consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advance from third-party customers	1,528	368
	1,528	368

The advance from customers represents the upfront payment of 10-30% of the contract price received from the customers according to payment schedules in the sales contracts.